Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Income Portfolio
March 31, 2022
VIPFINC-NPRT1-0522
1.830282.116
Domestic Equity Funds - 6.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	15,755	765,993
VIP Equity-Income Portfolio Initial Class (a)	31,256	807,646
VIP Growth & Income Portfolio Initial Class (a)	34,956	918,989
VIP Growth Portfolio Initial Class (a)	8,673	788,250
VIP Mid Cap Portfolio Initial Class (a)	5,936	224,019
VIP Value Portfolio Initial Class (a)	32,262	593,615
VIP Value Strategies Portfolio Initial Class (a)	17,719	290,057
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,679,167)		4,388,569

International Equity Funds - 14.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	423,050	4,653,545
VIP Overseas Portfolio Initial Class (a)	201,598	5,104,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,189,030)		9,757,998

Bond Funds - 59.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,001,113	10,832,042
Fidelity International Bond Index Fund (a)	147,026	1,399,691
Fidelity Long-Term Treasury Bond Index Fund (a)	138,123	1,820,455
VIP High Income Portfolio Initial Class (a)	227,675	1,149,758
VIP Investment Grade Bond Portfolio Initial Class (a)	2,155,013	25,838,605
TOTAL BOND FUNDS (Cost $42,178,980)		41,040,551

Short-Term Funds - 20.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $14,285,396)	14,285,396	14,285,396

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $67,332,573)	69,472,514
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,587)
NET ASSETS - 100.0%	69,464,927

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,367,795	1,867,570	2,061,447	-	(33,149)	(308,727)	10,832,042
Fidelity International Bond Index Fund	1,170,859	527,895	236,753	70	(5,096)	(57,214)	1,399,691
Fidelity Long-Term Treasury Bond Index Fund	2,168,551	355,994	480,740	10,313	(31,378)	(191,972)	1,820,455
VIP Contrafund Portfolio Initial Class	934,738	165,169	234,972	8,244	(4,290)	(94,652)	765,993
VIP Emerging Markets Portfolio Initial Class	5,301,766	1,053,054	1,106,432	-	(45,490)	(549,353)	4,653,545
VIP Equity-Income Portfolio Initial Class	988,776	140,796	309,212	1,181	15,594	(28,308)	807,646
VIP Government Money Market Portfolio Initial Class 0.08%	15,989,051	1,898,052	3,601,707	771	-	-	14,285,396
VIP Growth & Income Portfolio Initial Class	1,125,586	160,468	370,862	2,039	49,158	(45,361)	918,989
VIP Growth Portfolio Initial Class	955,875	199,279	259,098	42,224	(11,300)	(96,506)	788,250
VIP High Income Portfolio Initial Class	1,559,293	136,354	485,509	564	(36,922)	(23,458)	1,149,758
VIP Investment Grade Bond Portfolio Initial Class	29,871,096	4,313,994	5,476,099	1,300,586	(418,711)	(2,451,674)	25,838,606
VIP Mid Cap Portfolio Initial Class	274,233	44,971	72,149	5,979	(3,364)	(19,672)	224,019
VIP Overseas Portfolio Initial Class	5,390,772	1,193,599	760,168	39,399	(39,293)	(680,457)	5,104,453
VIP Value Portfolio Initial Class	724,943	108,486	241,881	8,899	21,412	(19,345)	593,615
VIP Value Strategies Portfolio Initial Class	355,161	46,581	109,793	2,844	11,648	(13,540)	290,057
	78,178,495	12,212,262	15,806,822	1,423,113	(531,181)	(4,580,239)	69,472,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.